Financial Instruments - Schedule of Significant Unobservable Inputs Used in the Fair Value Measurement (Details)	12 Months Ended
Dec. 31, 2023
Contingent consideration on acquisitions [Member]
Financial Instruments - Schedule of Significant Unobservable Inputs Used in the Fair Value Measurement (Details) [Line Items]
Contingent consideration on acquisitions Valuation technique	Income approach- Revenue multiples
Contingent consideration on acquisitions Significant unobservable input	Weighted average cost of capital, projected future revenues
Contingent consideration on acquisitions Relationship of inputs to fair value	The higher the weighted average cost of capital, the lower the fair value. The higher the revenue projections, the higher the fair value.
Exposure premium [Member]
Financial Instruments - Schedule of Significant Unobservable Inputs Used in the Fair Value Measurement (Details) [Line Items]
Exposure premium Valuation technique	Income approach- Monte carlo
Exposure premium Significant unobservable input	Future cash flow projections, discount rate, future interest rates, market volatility, probability of occurrence of future liquidity events
Exposure premium Relationship of inputs to fair value	The higher the discount rate, the lower the fair value. The higher the probability of a liquidity event, the higher the fair value.
Subscription rights [Member]
Financial Instruments - Schedule of Significant Unobservable Inputs Used in the Fair Value Measurement (Details) [Line Items]
Subscription rights Valuation technique	Income approach- Monte carlo
Subscription rights Significant unobservable input	Future cash flow projections, discount rate, future interest rates, market volatility, probability of occurrence of future liquidity events
Subscription rights Relationship of inputs to fair value	The higher the discount rate, the lower the fair value. The higher the probability of a liquidity event, the higher the fair value.